36. Financial instruments and risk management (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial Instruments And Risk Management [Abstract]
Transactions involving derivatives, assets	R$ 46,511	R$ 81,408
Current portion, assets	16,602	50,769
Non-current portion, assets	29,909	30,639
Transactions involving derivatives, liabilities	(4,405)	(11,618)
Current portion, liabilities	(858)	(2,373)
Non-current portion, liabilities	(3,547)	(9,245)
Transactions involving derivatives, net	42,106	69,790
Current portion, net	15,744	48,396
Non-current portion, net	R$ 26,362	R$ 21,394